Details of Certain Consolidated Balance Sheet Captions (Accrued Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Dec. 31, 2010
Details of Certain Consolidated Balance Sheet Captions [Abstract]
Wages, compensation and other benefits	$ 197,698		$ 207,445
Commissions and royalties	33,639		34,756
Customer advance payments	358,698		315,515
Progress billings in excess of accumulated costs	20,475		71,327
Warranty costs and late delivery penalties	70,187		57,248
Sales and use tax	11,623		14,103
Income tax	21,467		15,179
Other	94,814		102,264
Accrued liabilities	$ 808,601	$ 831,182	$ 817,837
Other accrued liabilities maximum percentage of current liabilities	5.00%